Long-term debt (Principal Outstanding) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Principal outstanding	$ 631,772
2027 Notes
Debt Instrument [Line Items]
Annual interest rate	5.875%
Principal outstanding	$ 265,000	$ 265,000
2023 Notes
Debt Instrument [Line Items]
Annual interest rate	6.625%
Principal outstanding	$ 348,069	$ 348,069